Offerings	Jun. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	675,337
Proposed Maximum Offering Price per Unit	87.56
Maximum Aggregate Offering Price	$ 59,132,507.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,166.20
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of common stock. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of common stock of ONEOK, Inc. as reported on the New York Stock Exchange on June 15, 2026, which was $87.56 per share. (3) Pursuant to Rule 415(a)(6), this registration statement carries over 4,324,663 unsold shares of common stock of the 5,000,000 shares of common stock previously registered on the Registration Statement noted above (the "2023 Registration Statement"). As a result, the offering of unsold securities under the 2023 Registration Statement will be deemed terminated as of the date of effectiveness of the registration statement on Form S-3ASR to which this Exhibit relates.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Equity
Amount Registered | shares	4,324,663
Maximum Aggregate Offering Price	$ 261,804,286.36
Carry Forward Form Type	S-3
Carry Forward File Number	333-272784
Carry Forward Initial Effective Date	Jun. 20, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 28,850.83
Offering Note	(3) Pursuant to Rule 415(a)(6), this registration statement carries over 4,324,663 unsold shares of common stock of the 5,000,000 shares of common stock previously registered on the Registration Statement noted above (the "2023 Registration Statement"). As a result, the offering of unsold securities under the 2023 Registration Statement will be deemed terminated as of the date of effectiveness of the registration statement on Form S-3ASR to which this Exhibit relates.